Organization and Business Description - Schedule of Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents of the VIEs (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Schedule of Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents of the VIEs [Line Items]
Current assets	$ 20,545,489	$ 18,075,099
Non-current assets	34,294,317	28,427,157
Total assets	54,839,806	46,502,256
Current liabilities	13,052,011	8,423,949
Non-current liabilities	7,682,897	10,430,250
Total liabilities	20,734,908	18,854,199
Net revenue	82,509,410	90,370,793	$ 68,424,577
Net income (loss)	(4,131,668)	3,828,563	5,977,639
Net cash provided by (used in) operating activities	(3,156,993)	111,375	1,587,647
Net cash used in investing activities	(4,663,640)	(1,180,037)	(1,173,730)
Net cash provided by financing activities	10,536,802	(1,112,336)
Variable Interest Entity [Member]
Schedule of Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents of the VIEs [Line Items]
Current assets	947,070	963,273
Non-current assets	3,872,862	4,966,830
Total assets	4,819,932	5,930,103
Current liabilities	1,199,548	1,308,319
Non-current liabilities	3,245,413	4,676,603
Total liabilities	4,444,961	5,984,922
Of which: amounts due from Group entities	706,652	194,661
Of which: amounts due to Group entities	998,402	1,227,896
Net revenue	5,779,482	6,024,802	1,081,753
Net income (loss)	417,815	(20,121)	(187,608)
Net cash provided by (used in) operating activities	220,082	319,269	(276,307)
Net cash used in investing activities	(323,451)	(480,812)	(209,688)
Net cash provided by financing activities		$ 282,175	$ 856,591